Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2018
Document - Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	ASX
Entity Registrant Name	ADVANCED SEMICONDUCTOR ENGINEERING INC
Entity Central Index Key	0001122411
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		8,739,734,964